COMMITMENTS AND CONTINGENCIES - Additional Information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Short term lease payments	¥ 1,904
Capital commitments outstanding	¥ 5,223